Grandeur Peak International Stalwarts Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 101.38%
Argentina — 1.55%
Globant S.A.(a)	133,556	$26,004,689

Australia — 1.01%
Netwealth Group Ltd	423,010	6,574,178
WiseTech Global Ltd	166,444	10,428,681
		17,002,859
Belgium — 4.13%
Azelis Group N.V.	644,495	12,215,855
Melexis NV	478,003	41,693,587
Warehouses De Pauw CVA(a)	563,089	15,261,896
		69,171,338
Brazil — 2.44%
Grupo Mateus SA(a)	7,032,600	8,343,868
Patria Investments Limited(a)	1,145,908	14,908,263
Raia Drogasil S.A.	3,598,856	17,671,334
		40,923,465
Canada — 3.26%
Aritzia Inc(a)	485,219	15,925,872
Constellation Software, Inc.	3,207	10,117,920
Descartes Systems Group, Inc. (The)(a)	104,827	10,660,501
Kinaxis Inc.(a)	73,123	8,995,403
Stantec, Inc.(a)	102,220	8,993,240
		54,692,936
China — 4.09%
Centre Testing Int	3,403,700	5,436,938
Shanghai Hanbell Precise Machi	2,543,691	6,448,963
Silergy Corp	3,307,805	45,910,845
Yum China Holdings Inc	356,106	10,750,468
		68,547,214
France — 2.81%
Antin Infrastructure Partners	525,297	7,114,340
bioMerieux SA	142,912	15,089,180
Virbac SA	65,339	24,886,334
		47,089,854
Germany — 5.05%
Aixtron SE	635,229	14,840,363
Atoss Software AG	86,826	12,806,460
Dermapharm Holding SE	460,437	17,647,420
Hensoldt A.G.	352,443	13,047,881
QIAGEN N.V.	278,944	12,410,219
Renk Group AG	190,509	5,388,794
Schott Pharma AG & Co	245,703	8,472,508
		84,613,645
Hong Kong — 1.89%
Techtronic Industries Co Limited(a)	2,474,181	31,685,997

India — 3.37%
Avenue Supermarts Ltd(a)(b)(c)	139,852	8,252,350
Bajaj Finance Ltd	102,099	8,320,526
Five-Star Business(a)	1,052,333	9,529,054
IndiaMart InterMesh Ltd(b)(c)	425,702	14,996,147
Motherson Sumi Wiring India Lt	7,004,052	6,191,633

	Shares	Fair Value
COMMON STOCKS — 101.38% (continued)
India — 3.37% (continued)
PB Fintech Ltd(a)	530,394	$9,227,981
		56,517,691
Ireland — 1.75%
ICON plc(a)	89,113	29,268,274

Israel — 1.39%
CyberArk Software Ltd.(a)	60,835	15,596,877
Nova Measuring Instruments Ltd.(a)	37,051	7,649,920
		23,246,797
Italy — 3.47%
Interpump Group SpA	459,313	19,930,438
Recordati SpA(a)	321,497	17,512,826
Sesa SpA	135,192	14,863,754
Stevanato Group SpA	286,219	5,919,009
		58,226,027
Japan — 11.85%
Amvis Holdings Inc	1,075,083	18,719,028
BayCurrent Consulting, Inc.	2,195,710	67,599,503
Gmo Payment Gateway NPV	163,449	9,370,354
Internet Initiative Japan, Inc.	476,747	8,063,176
Japan Elevator Service Holdings Company Ltd.	420,916	7,767,929
Jeol Ltd.	158,350	6,376,052
JMDC Inc	453,494	10,065,863
Lasertec Corporation(a)	73,140	12,978,508
M&A Research Institute Inc(a)	34,541	695,820
Misumi Group Inc	448,721	8,258,313
Monotaro Company, Ltd.	1,655,897	23,410,132
Tokyo Seimitsu Company Limited	148,662	10,248,310
Visional Inc(a)	285,401	15,069,719
		198,622,707
Luxembourg — 0.90%
Eurofins Scientific S.E.	255,297	15,122,782

Mexico — 5.44%
BBB Foods Inc(a)	505,137	13,714,470
Corp Inmobiliaria Vesta SAB de	7,098,829	20,801,020
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	868,903	7,419,450
Grupo Financiero Banorte SAB de CV	1,051,318	7,895,282
Kimberly-Clark de Mexico S.A.B. de C.V.	4,862,538	8,665,346
Regional SAB de cv(a)	2,803,675	20,326,910
Wal-Mart de Mexico SAB de CV	3,709,676	12,345,608
		91,168,086
Netherlands — 3.93%
Aalberts N.V.(a)	293,800	11,240,313
ASM International N.V.(a)	19,403	13,356,921
BE Semiconductor Industries N.V.	74,501	9,602,777
CVC Capital Partners PLC(a)	232,431	4,367,991
IMCD N.V.(a)	118,210	17,007,044
Topicus.com, Inc.(a)	115,949	10,208,665
		65,783,711
Norway — 0.28%
Kongsberg Gruppen ASA(a)	46,234	4,649,718

Grandeur Peak International Stalwarts Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 101.38% (continued)
Poland — 1.54%
Dino Polska SA(a)(b)(c)	289,615	$25,739,438

Singapore — 0.82%
Venture Corp LTD.(a)	1,207,661	13,671,477

South Korea — 2.31%
Eo Technics Co Ltd(a)	118,821	15,469,250
HPSP Company Ltd.	265,713	6,390,146
Leeno Industrial Inc.(a)	114,076	16,895,347
		38,754,743
Spain — 0.56%
Allfunds Group Plc	750,478	4,513,160
Indra Sistemas S.A.	246,684	4,949,658
		9,462,818
Sweden — 7.88%
AddTech AB	570,056	18,401,134
Beijer Ref AB	264,850	4,207,109
Epiroc AB	528,308	8,886,124
EQT A.B.	1,053,528	34,124,386
HMS Networks AB	152,344	5,928,723
Lagercrantz Group A.B.	479,527	8,099,378
Lifco AB, Class B	501,718	14,889,127
Munters Group AB	202,854	4,393,235
Nibe Industrier A.B.	3,407,931	14,980,220
Sagax A.B.	507,581	12,543,622
Swedencare AB(a)	1,295,201	5,604,945
		132,058,003
Switzerland — 1.42%
Belimo Holding AG(a)	10,335	6,265,785
Inficon Holding A.G.	4,769	7,111,486
VAT Group AG	20,895	10,472,070
		23,849,341
Taiwan — 5.39%
Asia Vital Components Co., Ltd.	809,000	16,171,820
Aspeed Technology, Inc.	201,145	25,443,286
Chroma Ate Inc	2,201,000	20,573,491
Sinbon Electronics Co., Limited(a)	1,815,000	18,313,455
Voltronic Power Technology(a)	170,490	9,741,406
		90,243,458
United Kingdom — 13.87%
B & M European Value Retail SA	12,578,259	75,735,028
CVS Group plc	1,080,540	15,902,659
Diploma plc	694,926	39,726,808
Endava plc - ADR(a)	237,229	7,558,116
Halma plc(a)	711,701	24,356,973
Impax Asset Management Group P	1,656,778	8,673,534
Intermediate Capital Group PLC	516,263	14,570,310
JTC plc(b)(c)	1,939,060	26,206,942
nVent Electric PLC	92,003	6,682,178
Softcat PLC(a)	614,090	12,845,461
		232,258,009

	Shares	Fair Value
COMMON STOCKS — 101.38% (continued)
United States — 7.53%
Ashtead Group PLC(a)	365,174	$26,349,847
Cloudflare, Inc., Class A(a)	201,352	15,604,780
Elastic N.V.(a)	116,683	12,796,625
JFrog Ltd.(a)	943,013	36,362,580
Lululemon Athletica, Inc.(a)	65,983	17,067,163
Monolithic Power Systems, Inc.	20,819	17,968,671
		126,149,666
Vietnam — 1.45%
Asia Commercial Bank JSC	8,932,050	8,693,820
Vietnam Technological & Comm Joint-stock Bank(a)	16,887,852	15,571,897
		24,265,717
Total Common Stocks (Cost $1,441,327,687)		1,698,790,460

Total Investments — 101.38%
(Cost $1,441,327,687)		1,698,790,460

Liabilities in Excess of Other Assets — (1.38)%		(23,125,795)

NET ASSETS — 100.00%		$1,675,664,665

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $75,194,877, representing 4.49% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $75,194,877, representing 4.49% of net assets.

Sector Composition (July 31, 2024)
Technology	37.2%
Industrials	21.7%
Financials	11.2%
Health Care	11.2%
Consumer Staples	9.4%
Consumer Discretionary	5.6%
Real Estate	2.9%
Materials	2.2%
Liabilities in Excess of Other Assets	-1.4%
Total	100%

Grandeur Peak International Stalwarts Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

Industry Composition (July 31, 2024)
Application Software	7.4%
It Services	6.8%
Semiconductor Devices	6.2%
Industrial Wholesale & Rental	5.8%
Mass Merchants	5.3%
Private Equity	4.5%
Semiconductor Mfg	3.8%
Electronics Components	3.8%
Food & Drug Stores	3.6%
Specialty & Generic Pharma	3.6%
Banks	3.1%
Health Care Services	2.7%
Comml & Res Bldg Equipment & Sys	2.3%
Flow Control Equipment	2.2%
Life Science & Diagnostics	2.0%
Industrial Owners & Developers	2.0%
Specialty Apparel Stores	2.0%
Technology Distributors	2.0%
Other Machinery & Equipment	1.9%
Electrical Components	1.6%
Wealth Management	1.6%
Specialty Online Retailers	1.4%
Data & Transaction Processors	1.4%
Measurement Instruments	1.2%
Other Commercial Support Services	1.2%
Health Care Facilities	1.1%
Semiconductor Manufacturing	1.0%
Specialty Chemicals	1.0%
Consumer Electronics	1.0%
Other Industries (each less than 1%)	17.5%
Liabilities in Excess of Other Assets	-1.4%
Total	100%